Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents (Note 4)	$ 54,611,867	$ 8,529,162
Term deposits (Note 5)	25,594,336	29,361,215
Marketable equity securities (Note 6)	2,332,787	1,175,892
Prepaid expense and other	453,316	289,488
Total current assets	82,992,306	39,355,757
Property, plant and equipment, net (Note 7)	373,090	384,390
Total assets	83,365,396	39,740,147
Current Liabilities:
Accounts payable and accrued expenses	2,686,314	713,485
Income tax payable (Note 10)	10,356,110	9,707,779
Severance accrual (Note 9)		743,511
Total current liabilities	13,042,424	11,164,775
Total liabilities	13,042,424	11,164,775
SHAREHOLDERS' EQUITY
Common shares (Note 11 and 12)	1,130,374	302,681,173
Common Share Premium (Note 12)	351,725,060
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	23,933,824	23,661,590
Accumulated deficit	(327,091,658)	(318,392,763)
Total shareholders' equity	70,322,972	28,575,372
Total liabilities and shareholders' equity	$ 83,365,396	$ 39,740,147